PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 630,021,303	$ 86,312,565	¥ 872,573,460
Term deposits	274,351,895	37,586,056	97,555,565
Restricted cash	216,395,796	29,646,103	107,666,733
Prepayments and other current assets	267,938,339	36,707,402	195,072,129
Total current assets	2,169,806,471	297,262,269	1,760,614,198
Non-current assets
Other non-current assets	19,318,659	2,646,645	6,730,378
Total assets	2,613,158,167	358,001,202	2,189,331,649
Current liabilities
Accrued expenses and other current liabilities	201,356,008	27,585,659	165,511,396
Total liabilities	1,681,875,947	230,416,061	1,095,715,415
Shareholders' equity:
Additional paid-in capital	1,988,638,160	272,442,311	1,964,138,365
Accumulated other comprehensive loss	(3,129,362)	(428,721)	(9,495,674)
Accumulated deficit	(1,054,327,443)	(144,442,267)	(861,126,804)
Total shareholders' equity	931,282,220	127,585,141	1,093,616,234	¥ 1,310,097,877	¥ 1,264,554,190
Total liabilities and shareholders' equity	2,613,158,167	358,001,202	2,189,331,649
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	90,549	12,405	90,031
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	10,316	$ 1,413	10,316
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	40,441,814		233,958,655
Term deposits	68,289,800		77,555,565
Restricted cash	215,652,000		107,521,733
Prepayments and other current assets	13,518,861		12,035,145
Total current assets	337,902,475		431,071,098
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE's subsidiaries	600,596,446		671,329,320
Total assets	938,498,921		1,102,400,418
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE's subsidiaries	4,632,432		4,564,315
Accrued expenses and other current liabilities	2,584,269		4,219,869
Total liabilities	7,216,701		8,784,184
Shareholders' equity:
Additional paid-in capital	1,988,638,160		1,964,138,365
Accumulated other comprehensive loss	(3,129,362)		(9,495,674)
Accumulated deficit	(1,054,327,443)		(861,126,804)
Total shareholders' equity	931,282,220		1,093,616,234
Total liabilities and shareholders' equity	938,498,921		1,102,400,418
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	90,549		90,031
Parent Company | Reportable Legal Entities | Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 10,316		¥ 10,316